Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Increase in unbilled services (unbilled revenue)	$ 409,262
Decrease in unearned revenue (payments on account)	(69,250)
Decrease in net balance	478,512
Revenue, remaining performance obligation	$ 15,500,000	$ 14,300,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage		51.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage	51.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months